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                               ZWEIG SERIES TRUST

                       SUPPLEMENT DATED NOVEMBER 9, 1995
                   TO THE PROSPECTUS DATED SEPTEMBER 1, 1995

REVISION TO FOOTNOTE (1) TO FEE TABLE ON PAGE 2 OF THE PROSPECTUS:

     (1) The Manager has voluntarily undertaken to limit the expenses of Zweig Cash Fund (exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses) to .35% of its average net assets effective November 9, 1995. The Manager reserves the right to discontinue this policy at any time after April 30, 1996.

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REVISIONS TO LANGUAGE ON PAGE 11 OF THE PROSPECTUS:

     NET ASSET VALUE. Net asset values of each class of shares are calculated on each day that the NYSE is open, at 2:00 p.m. New York time for Zweig Cash Fund and as of the close of regular trading on the NYSE for Zweig Cash Fund and for the other funds.

     DISTRIBUTIONS AND TAXES. It declares this dividend at 2:00 p.m. New York time on each day the NYSE is open.

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ADDITION TO LANGUAGE ON PAGE 12 OF THE PROSPECTUS:

     EXCHANGE PRIVILEGE. All exchanges are effected as of the close of regular trading on the NYSE.

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REVISION TO LANGUAGE ON PAGE 16 OF THE PROSPECTUS:

     THROUGH THE TRANSFER AGENT BY TELEPHONE. The transfer agent must receive your instructions before 2:00 p.m. New York time for Zweig Cash Fund in order to redeem shares and receive Federal funds that day. For the other funds, the transfer agent must receive your order before the close of regular trading on the NYSE (presently 4 p.m.) in order to redeem shares that day.

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REVISION TO LANGUAGE ON PAGE 17 OF THE PROSPECTUS:

     THE MANAGER AND MANAGEMENT FEE. The last sentence of paragraph 2 is deleted in its entirety.
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                                ZWEIG CASH FUND

                       SUPPLEMENT DATED NOVEMBER 9, 1995
                      TO THE PROSPECTUS DATED MAY 1, 1995

REVISION TO LANGUAGE ON PAGE 2 OF THE PROSPECTUS:

     FEE TABLE. The Manager has voluntarily undertaken to limit the expenses of Zweig Cash Fund (exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses) to .35% of its average net assets effective November 9, 1995. The Manager reserves the right to discontinue this policy at any time after April 30, 1996.

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REVISIONS TO LANGUAGE ON PAGE 4 OF THE PROSPECTUS:

     The second paragraph is deleted in its entirety.

     NET ASSET VALUE. The net asset value of each class of shares of the fund is determined at 2:00 p.m. New York time and as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open.

     DISTRIBUTIONS AND TAXES. The fund declares dividends at 2:00 p.m. New York time on each day the NYSE is open, of all its net income, including: accrued interest, earned discounts, and realized gains and losses, less amortized premiums and accrued expenses.

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REVISIONS TO LANGUAGE ON PAGE 5 OF THE PROSPECTUS:

     HOW TO BUY SHARES. The minimum initial investment is $10,000, except for service organizations whose clients have made aggregate minimum purchases of $1,000,000, the minimum is $1,000. Purchase orders received by the transfer agent by 2:00 p.m. New York time earn dividends that day if payment is received in Federal funds by 4:00 p.m. New York time.

     THROUGH THE TRANSFER AGENT BY TELEPHONE. The transfer agent must receive your instructions before 2:00 p.m. New York time in order to redeem shares and receive Federal funds that day.

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REVISION TO LANGUAGE ON PAGE 6 OF THE PROSPECTUS:

     MINIMUM ACCOUNT SIZE. If your account balance falls below $10,000 as a result of redeeming shares, you may be given 60 days notice to reestablish the minimum balance.

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REVISION TO LANGUAGE ON PAGE 7 OF THE PROSPECTUS:

     THE MANAGER AND MANAGEMENT FEE. The last sentence is deleted in its entirety.